Equity Based Compensation Plans - Stock Option Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Stock option activity
Number of shares outstanding, Beginning balance	13,067,849
Number of shares granted	23,783,280
Number of shares exercised	(771,684)
Number of shares forfeited or expired	(4,201,918)
Number of shares outstanding, Ending shares	31,877,527
Number of shares vested or expected to vest, Ending balance	28,725,100
Number of shares exercisable, Ending balance	11,309,677
Weighted average exercise price outstanding, Beginning balance	$ 1.75
Weighted average exercise price granted	$ 1.33
Weighted average exercise price exercised	$ 1.05
Weighted average exercise price forfeited or expired	$ 1.99
Weighted average exercise price outstanding Ending balance	$ 1.42
Weighted average exercise price vested or expected to vest, Ending balance	$ 1.43
Weighted average exercise price exercisable, Ending balance	$ 1.42
Weighted average remaining contractual term outstanding, Ending balance	6 years 10 months 17 days
Weighted average remaining contractual term vested or expected to vest, Ending balance	6 years 9 months 15 days
Weighted average remaining contractual term exercisable, Ending balance	5 years 5 months 12 days
Aggregate intrinsic value outstanding, Ending balance
Aggregate intrinsic value, vested or expected to vest, Ending balance
Aggregate intrinsic value exercisable, Ending balance